Geographic information (Details Narrative)	12 Months Ended
Dec. 31, 2024
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Indonesia [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%